Cash and Cash Equivalents - Annual Yield Rates of Bank Deposits, Commercial Paper, Negotiable Certificates of Deposit and Time Deposits and Repurchase Agreements Collateralized by Bonds (Detail)	Dec. 31, 2025	Dec. 31, 2024
Bank deposits [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	1.98%	2.55%
Bank deposits [Member] | Bottom of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.00%	0.00%
Commercial paper [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	1.50%	1.56%
Commercial paper [Member] | Bottom of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.96%	0.95%
Time deposits [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	3.90%	4.90%
Time deposits [Member] | Bottom of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	0.01%	0.01%
Negotiable certificates of deposit [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate	1.64%
Negotiable certificates of deposit [Member] | Top of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate		1.70%
Negotiable certificates of deposit [Member] | Bottom of Range [Member]
Disclosure of cash and cash equivalents [Line Items]
Yield rate		1.55%